Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance		$ 13,139.0	$ 11,565.1
Total realized and unrealized gains included in changes in net assets		702.6	987.8
Purchases(1)	[1]	1,407.5	1,562.5
Sales		$ (642.9)	$ (976.4)
Settlements(2)	[2]
Balance		$ 14,606.2	$ 13,139.0
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance		3,022.1	2,563.6
Total realized and unrealized gains included in changes in net assets		416.0	308.4
Purchases(1)	[1]	835.1	232.9
Settlements(2)	[2]	(204.8)	(82.8)
Balance		4,068.4	3,022.1
Mortgage Loan Receivable
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Total realized and unrealized gains included in changes in net assets		0.6
Purchases(1)	[1]	$ 100.0
Settlements(2)	[2]
Balance		$ 100.6
Total Level 3 Investments [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance		16,161.1	14,128.7
Total realized and unrealized gains included in changes in net assets		1,119.2	1,296.2
Purchases(1)	[1]	2,342.6	1,795.4
Sales		(642.9)	(976.4)
Settlements(2)	[2]	(204.8)	(82.8)
Balance		18,775.2	16,161.1
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance		(2,373.8)	(2,279.1)
Total realized and unrealized gains included in changes in net assets		$ 5.6	(64.9)
Purchases(1)	[1]		(252.5)
Settlements(2)	[2]	$ 573.8	222.7
Balance		$ (1,794.4)	$ (2,373.8)

[1]	Includes purchases, contributions for joint ventures, capital expenditures and lending for loans receivable.
[2]	Includes operating income for real estate joint ventures, net of distributions, and principal payments and extinguishments of mortgage loans payable.